UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Long Oar Global Investors, LLC

Address:  101 Park Avenue, 47th Floor
          New York, New York 10178

13F File Number: 028-14732

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   James Davidson
Title:  Managing Member
Phone:  (212) 883-3352



Signature, Place and Date of Signing:

/s/ James Davidson          New York, New York           November 14, 2012
--------------------     --------------------------    ----------------------
     [Signature]              [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   14

Form 13F Information Table Value Total:  $139,133
                                         ---------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number         Name

1.    028-14733                    Long Oar Global Investors Master Fund, Ltd.

                                                        FORM 13F INFORMATION TABLE
                                                           September 30, 2012



COLUMN 1                      COLUMN  2        COLUMN 3     COLUMN 4           COLUMN 5      COLUMN 6    COLUMN 7     COLUMN 8

                              TITLE                         VALUE       SHRS OR   SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                OF CLASS          CUSIP      (X$1000)     PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE  SHARED NONE
CHARTER COMMUNICATIONS INC D  CL A NEW          16117M305   16,501      219,833    SH        DEFINED      1      219,833
GEORGIA GULF CORP             COM PAR$0.01 NEW  373200302    5,855      161,651    SH        DEFINED      1      161,651
HOME DEPOT INC                COM               437076102    9,841      163,019    SH        DEFINED      1      163,019
HOME LN SERVICING SOLUTIONS   ORD SHS           G6648D109    8,440      518,473    SH        DEFINED      1      518,473
LYONDELLBASELL INDUSTRIES N   SHS - A -         N53745100   10,296      199,304    SH        DEFINED      1      199,304
MONSANTO CO NEW               COM               61166W101   13,987      153,671    SH        DEFINED      1      153,671
NATIONSTAR MTG HLDGS INC      COM               63861C109    7,182      216,469    SH        DEFINED      1      216,469
OCWEN FINL CORP               COM NEW           675746309   17,918      653,698    SH        DEFINED      1      653,698
PHILLIPS 66                   COM               718546104   10,046      216,642    SH        DEFINED      1      216,642
QUALCOMM INC                  COM               747525103   14,529      232,573    SH        DEFINED      1      232,573
SIRIUS XM RADIO INC           COM               82967N108    7,747    2,991,052    SH        DEFINED      1    2,991,052
SPRINT NEXTEL CORP            COM SER 1         852061100    7,027    1,273,074    SH        DEFINED      1    1,273,074
TOLL BROTHERS INC             COM               889478103    2,438       73,363    SH        DEFINED      1       73,363
WALTER INVT MGMT CORP         COM               93317W102    7,326      197,945    SH        DEFINED      1      197,945




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